Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	50,000	50,000
Common stock, shares issued	13,576	13,576
Common stock, shares outstanding	13,576	13,576